Incorporated herein by reference is a supplement to the prospectus of MFS Total Return Fund, a series of MFS Series Trust V (File No. 002-38613), filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on August 14, 2019 (SEC Accession No. 0000912938-19-000446).